As filed with the Securities and Exchange Commission on January 8, 2013
Securities Act Registration No. 333-41461
Investment Company Act Reg. No. 811-08529

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 42	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 45	[X]

(Check appropriate box or boxes.)

MONTEAGLE FUNDS
(Exact Name of Registrant as Specified in Charter)

2506 Winford Avenue, Nashville, TN  37211
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (888) 263-5593

The Corporation Trust Company
Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies To:

Paul B. Ordonio, President Monteagle Funds 2506 Winford Avenue Nashville, TN 37211	Lorna A. Schnase Attorney at Law 21175 Tomball Parkway #247 Houston, TX 77070

Approximate Date of Proposed Public Offering: Immediately following effectiveness of this registration statement amendment.

It is proposed that this filing will become effective (check appropriate box)
|x|	immediately upon filing pursuant to paragraph (b)
|_|	on (date) pursuant to paragraph (b)
|_|	60 days after filing pursuant to paragraph (a)(1)
|_|	on (date) pursuant to paragraph (a)(1)
|_|	75 days after filing pursuant to paragraph (a)(2)
|_|	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
|_|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 42 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 41 filed December 28, 2012 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and the Registrant has duly caused this Post-Effective Amendment No. 42 to its registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Abilene, State of Texas, on the 8th day of January, 2013.

MONTEAGLE FUNDS

By:	/s/ Paul B. Ordonio
Paul B. Ordonio, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Paul B. Ordonio	President	01/08/2013
Paul B. Ordonio		Date

/s/ Larry Beaver	Treasurer	01/08/2013
Larry Beaver		Date

/s/ Larry J. Anderson	Trustee	01/08/2013
Larry Joe Anderson*		Date

/s/ Brian J. Green	Trustee	01/08/2013
Brian Joseph Green*		Date

/s/ Charles M. Kinard	Trustee	01/08/2013
Charles Michael Kinard*		Date

*By: /s/ Paul B. Ordonio		01/08/2013
Paul B. Ordonio, Attorney-in-Fact		Date

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase